Average Annual Total Returns - Retail Class - Transamerica Sustainable Equity Income	A 1 Year	A 5 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I Since Inception	I Inception Date	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(12.96%)	4.53%	6.98%	Jan. 04, 2013	(13.44%)	1.79%	4.44%	(7.45%)	3.38%	5.30%	(9.60%)	4.87%	6.85%	Jan. 04, 2013	(7.66%)	5.94%	7.93%	Jan. 04, 2013	(7.65%)	6.01%	4.63%	May 29, 2015	2.80%	[1]	9.74%	[1]	10.67%	[1]

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